Trade Receivables and Other Current Assets and Receivables - Additional Information (Details) € in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€) contract	Feb. 10, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Trade Receivables and Other Current Assets and Receivables [Line Items]
Research tax credits receivable from current tax year					€ 4,800
Corrective claims for additional reimbursements of CIR, prior years		€ 2,900
Short-term deposit accounts					7,336
Maximum indemnification amount			€ 2,000
Number of contracts under foreign currency forward | contract		3
Amount of foreign currency forward contract | $				$ 60.0
Deferral of insurance costs					1,800
Tax receivables					9,028	€ 9,833	€ 9,434
Receivable for current year						4,293
Receivables from previous years not yet received							4,171	€ 880
Corrective claims								478
Receivables from previous years not yet received including corrective claim								€ 4,513
Amount received for tax credit	€ 3,633
Percentage of amount received for tax credit	81.00%
Prepaid expenses					3,313	€ 495	€ 1,184
Socit Gnrale
Trade Receivables and Other Current Assets and Receivables [Line Items]
Short-term deposit accounts				4.0	3,300
Crdit Agricole bank
Trade Receivables and Other Current Assets and Receivables [Line Items]
Short-term deposit accounts				$ 5.0	€ 4,100